Note 20 - Concentrations (Details Textual)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Amazon [Member]
Concentration Risk, Percentage	39.90%	57.20%		51.60%	54.30%
Purchases [Member] | Supplier Concentration Risk [Member]
Number of Major Vendors	1		1
Purchases [Member] | Supplier Concentration Risk [Member] | One Vendor [Member]
Concentration Risk, Percentage	98.00%		99.00%